AST J.P. Morgan Aggressive Multi-Asset Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
AST J.P. Morgan Aggressive Multi-Asset Portfolio Custom Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.99%	10.27%	10.71%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent	14.03%	7.43%	9.06%